Vessels (Details) In Thousands, unless otherwise specified	6 Months Ended		2 Months Ended	1 Months Ended	4 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Feb. 26, 2013 Aeolos vessel USD ($)	Feb. 06, 2013 Tulip vessel USD ($)	Apr. 24, 2013 Ellen vessel USD ($)	Apr. 24, 2013 Ellen vessel EUR (€)
Property Plant And Equipment [Line Items]
Aggregate sale price	$ 7,990	$ 7,150	$ 6,125	$ 1,683	$ 182	€ 140
Gain/ (Loss) on sale of vessel	(3,780)	(4,218)	(2,634)	(634)	(512)
Vessel's carrying value			8,759	1,977	313
Unamortized dry-docking costs	$ 723			$ 340	$ 381